RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 2) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
TOTAL DERIVATIVE INSTRUMENTS
Total current derivative assets	385	383
Total long-term derivative assets	413	408
Total current derivative liabilities	(837)	(1,075)
Total long-term derivative liabilities	(1,395)	(763)
Total net financial asset/(liability)	(1,434)	(1,047)
Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,425)	(178)
Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(18)	(959)
Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	9	90
Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	385	383
Current derivative assets, Amounts Available for Offset	(117)	(138)
Total current derivative assets	268	245
Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	181	344
Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	193	23
Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	11	16
Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	413	408
Long-term derivative assets, Amounts Available for Offset	(176)	(97)
Total long-term derivative assets	237	311
Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	114	297
Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	266	32
Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	33	79
Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(837)	(1,075)
Current derivative liabilities, Amounts Available for Offset	135	138
Total current derivative liabilities	(702)	(937)
Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(430)	(394)
Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(403)	(681)
Accounts payable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(4)
Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,395)	(763)
Long-term derivative liabilities, Amounts Available for Offset	158	97
Total long-term derivative liabilities	(1,237)	(666)
Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1,290)	(425)
Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(74)	(333)
Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(31)	(5)
Foreign exchange contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(400)	371
Foreign exchange contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(426)	312
Foreign exchange contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	17	(31)
Foreign exchange contracts | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	9	90
Foreign exchange contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	78	230
Current derivative assets, Amounts Available for Offset	(26)	(101)
Total current derivative assets	52	129
Foreign exchange contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	51	210
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	16	4
Foreign exchange contracts | Accounts receivable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	11	16
Foreign exchange contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	67	315
Long-term derivative assets, Amounts Available for Offset	(62)	(40)
Total long-term derivative assets	5	275
Foreign exchange contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	27	225
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	7	11
Foreign exchange contracts | Deferred amounts and other assets | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	33	79
Foreign exchange contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(75)	(105)
Current derivative liabilities, Amounts Available for Offset	26	101
Total current derivative liabilities	(49)	(4)
Foreign exchange contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(69)	(100)
Foreign exchange contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(2)	(5)
Foreign exchange contracts | Accounts payable and other | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(4)
Foreign exchange contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(470)	(69)
Long-term derivative liabilities, Amounts Available for Offset	62	40
Total long-term derivative liabilities	(408)	(29)
Foreign exchange contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(435)	(23)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(4)	(41)
Foreign exchange contracts | Other long-term liabilities | Derivative Instruments used as Net Investment Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(31)	(5)
Interest rate contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(39)	(932)
Interest rate contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(4)	6
Interest rate contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(35)	(938)
Interest rate contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	183	16
Current derivative assets, Amounts Available for Offset	(27)	(9)
Total current derivative assets	156	7
Interest rate contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	12	9
Interest rate contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	171	7
Interest rate contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	250	30
Long-term derivative assets, Amounts Available for Offset	(47)	(25)
Total long-term derivative assets	203	5
Interest rate contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	1	12
Interest rate contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	249	18
Interest rate contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(403)	(673)
Current derivative liabilities, Amounts Available for Offset	45	9
Total current derivative liabilities	(358)	(664)
Interest rate contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(16)
Interest rate contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(387)	(673)
Interest rate contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(69)	(305)
Long-term derivative liabilities, Amounts Available for Offset	29	25
Total long-term derivative liabilities	(40)	(280)
Interest rate contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(1)	(15)
Interest rate contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(68)	(290)
Commodity contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(1,002)	(498)
Commodity contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(999)	(503)
Commodity contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	(3)	5
Commodity contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	118	128
Current derivative assets, Amounts Available for Offset	(64)	(28)
Total current derivative assets	54	100
Commodity contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	114	119
Commodity contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	9
Commodity contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	95	60
Long-term derivative assets, Amounts Available for Offset	(67)	(32)
Total long-term derivative assets	28	28
Commodity contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	86	59
Commodity contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	9	1
Commodity contracts | Accounts payable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(359)	(297)
Current derivative liabilities, Amounts Available for Offset	64	28
Total current derivative liabilities	(295)	(269)
Commodity contracts | Accounts payable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(345)	(294)
Commodity contracts | Accounts payable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative liabilities, Total Gross Derivative Instruments	(14)	(3)
Commodity contracts | Other long-term liabilities
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(856)	(389)
Long-term derivative liabilities, Amounts Available for Offset	67	32
Total long-term derivative liabilities	(789)	(357)
Commodity contracts | Other long-term liabilities | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(854)	(387)
Commodity contracts | Other long-term liabilities | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative liabilities, Total Gross Derivative Instruments	(2)	(2)
Other contracts
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	7	12
Other contracts | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	4	7
Other contracts | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Total net financial asset/(liability)	3	5
Other contracts | Accounts receivable and other
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	6	9
Total current derivative assets	6	9
Other contracts | Accounts receivable and other | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	4	6
Other contracts | Accounts receivable and other | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Current derivative assets, Total Gross Derivative Instruments	2	3
Other contracts | Deferred amounts and other assets
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	1	3
Total long-term derivative assets	1	3
Other contracts | Deferred amounts and other assets | Non-Qualifying Derivative Instruments
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments		1
Other contracts | Deferred amounts and other assets | Derivative Instruments used as Cash Flow Hedges | Designated as hedging instrument
TOTAL DERIVATIVE INSTRUMENTS
Long-term derivative assets, Total Gross Derivative Instruments	1	2